Document And Entity Information - shares	12 Months Ended
	Nov. 30, 2020	Mar. 01, 2021
Document And Entity Information [Abstract]
Entity Registrant Name	Liquid Media Group Ltd.
Entity Central Index Key	0000884247
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		10,875,568
Document Type	20-F
Document Period End Date	Nov. 30, 2020
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	A1
Document Annual Report	true
Trading Symbol	YVR
Title of a 12(b) registered security.	Common Shares, without Par Value
Security Exchange Name	NASDAQ
Document Transition Report	false
Document Shell Company Report	false